SHARE-BASED COMPENSATION (Details 8)	12 Months Ended
Jun. 26, 2021 shares
Warrant [Member]
Number of Warrants outstanding	356,893,065
Warrants Exercisable	356,893,065
MedMax Corp Redeemable Shares [Member]
Number of Warrants outstanding	97,430,456
Warrants Exercisable	97,430,456
MedMax Corp Redeemable Shares [Member] | Warrant [Member]
Weighted Average Exercise Price, issued	$0.34
Number of Warrants outstanding	40,455,732
Weighted Average Remaining Life in Years	4 years 1 month 6 days
Warrants Exercisable	40,455,732
MedMax Corp Redeemable Shares [Member] | Warrant One [Member]
Weighted Average Exercise Price, issued	$0.20
Number of Warrants outstanding	38,345,772
Weighted Average Remaining Life in Years	4 years 4 months 24 days
Warrants Exercisable	38,345,772
MedMax Corp Redeemable Shares [Member] | Warrant Two [Member]
Weighted Average Exercise Price, issued	$0.15
Number of Warrants outstanding	18,628,952
Weighted Average Remaining Life in Years	4 years 2 months 12 days
Warrants Exercisable	18,628,952
Subordinate Voting Shares [Member]
Number of Warrants outstanding	259,462,609
Warrants Exercisable	259,462,609
Subordinate Voting Shares [Member] | Warrant [Member]
Weighted Average Exercise Price, issued	$4.29
Number of Warrants outstanding	2,039,627
Weighted Average Remaining Life in Years	10 months 25 days
Warrants Exercisable	2,039,627
Subordinate Voting Shares [Member] | Warrant One [Member]
Weighted Average Exercise Price, issued	$3.16 - $3.72
Number of Warrants outstanding	9,737,782
Weighted Average Remaining Life in Years	10 months 25 days
Warrants Exercisable	9,737,782
Subordinate Voting Shares [Member] | Warrant Two [Member]
Weighted Average Exercise Price, issued	$1.01 - $1.17
Number of Warrants outstanding	3,346,161
Weighted Average Remaining Life in Years	1 year 4 months 24 days
Warrants Exercisable	3,346,161
Subordinate Voting Shares [Member] | Warrant Three [Member]
Weighted Average Exercise Price, issued	$0.15 - $0.46
Number of Warrants outstanding	244,339,039
Weighted Average Remaining Life in Years	4 years
Warrants Exercisable	244,339,039